Share-based compensation plans (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Schedule of number of stock options and weighted average exercisable price
(Number of options) 2022 2021
Beginning of year 3,458,001 6,158,539
Options granted - -
Options forfeited - (18,005)
Options expired (2,475) (886,009)
Options exercised [note 17] (401,955) (1,796,524)
End of year 3,053,571 3,458,001
Exercisable 3,053,571 3,162,415
2022 2021
Beginning of year $16.72 $16.98
Options granted - -
Options forfeited - 26.08
Options expired 26.81 22.05
Options exercised

23.96 14.90
End of year $15.75 $16.72
Exercisable $15.75 $16.85

Total options outstanding and exercisable
Options outstanding Options exercisable
Option price per share Number
Weighted
average
remaining
life
Weighted
average
exercisable
price Number
Weighted
average
exercisable
price
$ 11.32

-
15.83 1,772,271 3.2 $14.57 1,772,271 $14.57
$ 15.84

-
19.3 1,281,300 0.8 $17.39 1,281,300 $17.39
3,053,571 3,053,571

Compensation expense under equity settled plans
2022 2021
Employee share ownership plan $ 3,541 $ 3,301
Restricted share unit plan 3,273 2,933
Performance share unit plan (a) - 1,237
Stock option plan 45 366
Total $ 6,859 $ 7,837
(a)

There are
no

remaining PSUs whereby it is at the board’s discretion whether shares will be purchased on the open market or redeemed for cash with an equivalent market value.

Expenses (recoveries) cash-settled plans
2022 2021
Performance share unit plan $ 11,221 $ 25,784
Restricted share unit plan 9,342 6,890
Deferred share unit plan 2,811 6,741
Phantom stock option plan 751 2,261
Phantom restricted share unit plan 244 163
Total $ 24,369 $ 41,839

Equity-settled plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Inputs measurement fair value of sharebased plans	Grant date Mar 1/22 Number of options granted 129,910 Average strike price $31.17 Expected forfeitures 10% Weighted average grant date fair values $31.17
Cash Settled Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Inputs measurement fair value of sharebased plans
Phantom
PSU RSU RSU
Number of units 238,610 159,140 10,142
Expected vesting 92% - -
Expected dividend - - $0.08
Expected life of option 3

years
3

years
3

years
Expected forfeitures 9% 9% 7%
Weighted average measurement date fair values $31.17 $31.17 $31.17
Phantom Phantom
stock options PSU RSU RSU
Number of units 94,135 1,255,255 815,098 21,148
Expected vesting - 72% - -
Average strike price $12.55 - - -
Expected dividend $0.12 - - $0.12
Expected volatility 53% - - -
Risk-free interest rate 3.8% - - -
Expected life of option 3

years
0.7

years
0.8

years
1.4

years
Expected forfeitures 7% 2% 8% 8%
Weighted average measurement date fair values $20.22 $30.69 $30.69 $30.69